Digital Assets (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Digital Assets [Abstract]
Impairment loss on digital assets		$ 3,924
Unrealized fair value loss of digital assets	4,603
Realized gain on sales of digital assets	$ 22,982	$ 7,421